Investor A, C and Institutional [Member] Expense Example - Investor A, C and Institutional - BLACKROCK MANAGED INCOME FUND	Dec. 31, 2025 USD ($)
INSTITUTIONAL SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	199
Expense Example, with Redemption, 5 Years	365
Expense Example, with Redemption, 10 Years	847
INVESTOR A SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	469
Expense Example, with Redemption, 3 Years	660
Expense Example, with Redemption, 5 Years	868
Expense Example, with Redemption, 10 Years	1,467
INVESTOR C SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	248
Expense Example, with Redemption, 3 Years	505
Expense Example, with Redemption, 5 Years	887
Expense Example, with Redemption, 10 Years	$ 1,758